Investments (Components Of Other Comprehensive Income Related To Available-For-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Other Comprehensive Income Related to Available-For-Sale Securities [Roll Forward]
Accumulated OCI related to available-for-sale securities, beginning of year	$ 13,240	$ 21,032	$ 10,302
Unrealized gains on available-for-sale securities	(305)	6,950	20,048
Reclassification adjustment for (gains) losses included in net loss	(21,329)	(15,483)	(3,582)
Changes in accumulated OCI on available-for-sale securities, before tax	(21,634)	(8,533)	16,466
Other comprehensive income (loss) attributable to noncontrolling interest	3	26	53
Deferred income tax benefit (provision)	0	715	(5,789)
Changes in accumulated OCI on available-for-sale securities, net of tax	(21,631)	(7,792)	10,730
Accumulated OCI related to available-for-sale securities, end of year	$ (8,391)	$ 13,240	$ 21,032